Supplemental information on statement of cash flows (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Supplemental Information On Statement Of Cash Flows
Depreciation and depletion of Property, plant and equipment			$ 10,505	$ 8,345
Amortization of Intangible assets			94	72
Capitalized depreciation			(2,130)	(1,387)
Depreciation of right of use - recovery of PIS/COFINS			(95)	(86)
Depreciation, depletion and amortization in the Statements of Cash Flows	$ 4,263	$ 3,697	$ 8,374	$ 6,944